Virtus Alternative Total Solution Fund

Virtus Alternative Total Solution Fund,

a series of Virtus Alternative Solutions Trust

Supplement dated November 19, 2014 to the Summary and

Statutory Prospectuses dated April 22, 2014, as supplemented and revised September 8, 2014

Important Notice to Investors

Effective November 19, 2014, Virtus Alternative Total Solution Fund began offering Class R6 Shares, in addition to the share classes already offered by the fund. Accordingly, the fund’s prospectuses are hereby amended to add the following disclosures.

The fund and ticker symbol table on the front cover of the statutory prospectus is hereby revised to add a column entitled “Class R6 Shares” and to include the ticker symbol VATRX in the row for Virtus Alternative Total Solution Fund and leaving blank the new Class R6 column in each of the rows for the other funds named in the table.

Virtus Alternative Total Solution Fund
The tables under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus are hereby revised to add the Class R6 column as shown below:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Virtus Alternative Total Solution Fund Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Virtus Alternative Total Solution Fund Class R6
Management Fees	[1]	1.95%
Distribution and Shareholder Servicing (12b-1) Fees		none
Dividend and Interest Expenses on Short Sales	[2]	0.58%
Remaining Other Expenses	[2]	1.20%
Total Other Expenses	[2]	1.78%
Total Annual Fund Operating Expenses		3.73%
Less: Fee Waiver and/or Expense Reimbursement	[3]	(0.80%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[2][3]	2.93%
[1]	Includes management fees paid by the Subsidiary.
[2]	Estimated for current fiscal year, as annualized.
[3]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding dividend and interest expenses, taxes, leverage expenses, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 2.35% for Class R6 Shares through April 30, 2015. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

The Example table is hereby revised to add the Class R6 row as shown below:
Expense Example (USD $)	Share Status	1 Year	3 Years
Virtus Alternative Total Solution Fund Class R6	Sold or Held	296	1,067

Expense Example, No Redemption (USD $)	Share Status	1 Year	3 Years
Virtus Alternative Total Solution Fund Class R6	Sold or Held	296	1,067